Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 28, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011 Balance Sheet	Dec. 31, 2010 Balance Sheet	Dec. 31, 2011 Cash Flow
Summary Of Significant Accounting Policies [Line Items]
Short-term money market accounts		$ 9,100,000
Number of reportable segment		1
Reverse stock split	0.0533
Reverse stock split description	Accordingly, (i) every 18.7495 shares of capital stock have been combined into one share of new common stock, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock has been proportionately decreased on an 18.7495-to-1 basis, (iii) the exercise price for each outstanding option and warrant to purchase capital stock has been proportionately increased on an 18.7495-to-1 basis. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 18.7495-to-1 reverse stock split.
Reclassification adjustment, effect on balance sheet/cash flows			$ 1,653,864	$ 3,801,484	$ 2,147,620